Shareholders' equity (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Summary of issued and outstanding common shares	As at June 30, 2025 and 2024, the Company’s issued and outstanding common shares consist of the following:

	June 30,	June 30,
	2025	2024
	#	#
Shares issued and outstanding:
Outstanding, beginning of the year	33,340,159	33,038,367
Shares purchased and cancelled	(439,741)	—
Shares issued upon exercise of RSUs	362,492	301,792
Outstanding, end of the year	33,262,910	33,340,159

Summary of movement in stock option plan
The following table shows the movement in the stock option plan:

	Number	Weighted
	of options	average price
	#	$
Balance, July 1, 2023	723,051	13.58
Forfeited	(260,705)	(10.69)
Balance, June 30, 2024	462,346	15.21
Expired	(47,176)	(11.77)
Forfeited	(33,484)	(15.40)
Balance, June 30, 2025	381,686	15.62

Summary of information about stock options outstanding and exercisable based on exercise price range
The following table summarizes information about the stock options outstanding and exercisable at the end of each year:

	June 30,			June 30,
	2025			2024
		Number of	Weighted		Number of	Weighted
	Number of	stock options	average	Number of	stock options	average
	stock options	outstanding and	remaining	stock options	outstanding	remaining
Exercise price	outstanding	exercisable	contractual life	outstanding	and exercisable	contractual life
$7.01 - $9.00	84,120	64,510	2.00	116,000	58,117	3.00
$9.01 - $12.00	62,023	62,023	0.93	76,308	62,005	0.93
$12.01 - $15.00	42,000	34,143	1.75	45,000	25,325	2.75
$15.01 - $18.00	104,702	104,702	1.00	121,566	91,754	2.00
$18.01 - $20.00	22,856	21,468	1.00	22,856	15,740	2.00
$20.01 - $27.00	65,985	65,985	0.61	80,616	68,008	1.61
	381,686	352,831	1.22	462,346	320,949	2.08

Summary of DSUs, RSUs and PSUs granted and forfeited
The following table summarizes information about the DSUs, RSUs and PSUs granted, exercised and forfeited during the year ended June 30, 2025.

	DSU	PSU	RSU	Total
Awards outstanding July 1, 2023	66,391	130,000	130,000	326,391
Awards granted during the year	105,695	412,300	805,200	1,323,195
Awards exercised during the year	—	—	(301,792)	(301,792)
Awards forfeited during the year	—	(42,500)	(26,251)	(68,751)
Awards outstanding June 30, 2024	172,086	499,800	607,157	1,279,043
Awards granted during the year	64,356	271,000	271,000	606,356
Awards exercised during the year	—	—	(362,492)	(362,492)
Awards forfeited during the year	—	(82,500)	(50,623)	(133,123)
Awards outstanding June 30, 2025	236,442	688,300	465,042	1,389,784

Summary of valuation allowance on stock option	The key assumptions used in the Monte Carlo simulation are:

	June 30	June 30,
	2025	2024
Fair value per share	$6.68	$3.44 - $4.69
Expected volatility	64.00%	64.00%
Time to expiry	2.76 years	2.11 years -2.83 years
Risk-free interest rate	3.42%	4.40%

Summary of basic and diluted loss per share
Both the basic and diluted loss per share have been calculated using the net loss attributable to the shareholders of the Company as the numerator.

	June 30,	June 30,
	2025	2024
Number of shares:
Weighted average number of shares outstanding	33,497,223	33,249,889
Weighted average number of shares used in diluted earnings per share	33,497,223	33,249,889

Net loss	$(5,010)	$(8,659)

Loss per share
Basic and diluted	$(0.15)	$(0.26)

Summary of Potentially diluted shares
Potentially diluted shares relating to DSUs, PSUs, RSUs, and stock options as set-out below have been excluded from the calculation of the diluted number of shares as the impact would be anti dilutive.

	June 30,	June 30,
	2025	2024
DSU	236,442	172,086
PSU	688,300	499,800
RSU	465,042	607,157
Stock options	381,686	462,346
	1,771,470	1,741,389